RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties

($ millions)		Transaction Value Year Ended December 31
Post-employment benefit plan	Transaction	2019	2018
Defined benefit plan	Funding	20	19
Equity Accounted Investees

($ millions)	2019	2018
For the years ended December 31:
Services provided	82	42
Services received	2	—
Interest income	10	6
As at December 31:
Advances to related parties(1)	131	135
Trade receivables and other	17	12

(1)
During the year ended December 31, 2019, Pembina converted $58 million in advances to Canada Kuwait Petrochemical Corporation into equity contributions, and advanced US$31 million (2018: US$31 million) to Ruby Pipeline, L.L.C. and $17 million (2018: nil), net of repayments, to Fort Saskatchewan Ethylene Storage Limited Partnership.

Disclosure of key management personnel compensation
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2019	2018
Short-term employee benefits	10	10
Share-based compensation and other	13	13
Total compensation of key management	23	23